INITIAL PUBLIC OFFERING (Details) - $ / shares			1 Months Ended	3 Months Ended
	Jun. 24, 2021	Feb. 16, 2021	Feb. 16, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in shares)	76,874,354
ION Acquisition Corp 2 LTD
Subsidiary, Sale of Stock [Line Items]
Initial public offering per share (in dollars per share)		$ 10.00	$ 10.00			$ 10.00
Number of common shares per unit issued (in shares)		1	1
IPO | ION Acquisition Corp 2 LTD
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in shares)		25,300,000	25,300,000
Initial public offering per share (in dollars per share)		$ 10.00	$ 10.00
Number of common shares per unit issued (in shares)		1	1
Over-Allotment Option | ION Acquisition Corp 2 LTD
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in shares)		3,300,000	3,300,000
Initial public offering per share (in dollars per share)		$ 10.00	$ 10.00
Class A ordinary shares | ION Acquisition Corp 2 LTD
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in shares)				25,300,000
Initial public offering per share (in dollars per share)					$ 12.00	$ 12.00
Number of common shares per unit issued (in shares)		1	1
Initial public offering per share (in dollars per share)		$ 11.50	$ 11.50
Class A ordinary shares | IPO
Subsidiary, Sale of Stock [Line Items]
Number of common share purchase warrants, per unit issued (in shares)		0.125	0.125
Class A ordinary shares | IPO | ION Acquisition Corp 2 LTD
Subsidiary, Sale of Stock [Line Items]
Initial public offering per share (in dollars per share)		$ 10.00	$ 10.00